Commitments and Contingencies (Schedule of Future Minimum Rental Payments) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
2015, operating	$ 387	$ 1,390
2016, operating	1,533	1,317
2017, opearting	1,532	1,314
2018, operating	1,532	1,314
2019, operating	1,447	1,307
Thereafter, operating	45,312	42,121
Total minimum rent expense, operating	51,743	$ 48,763
2015, capital
2016, capital
2017, capital
2018, capital
2019, capital
Thereafter, capital	329	$ 329
Total minimum rent expense, capital	329	329
2015, total	387	1,390
2016, total	1,533	1,317
2017, total	1,532	1,314
2018, total	1,532	1,314
2019, total	1,447	1,307
Thereafter, total	45,641	42,450
Total minimum rent expense, capital	$ 52,072	$ 49,092